Operating Segments Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating Segments Information
43.	OPERATING SEGMENTS INFORMATION

a.	Operating segments, segment revenue and operating results

The Company has only one operating segment, the foundry segment. The foundry segment engages mainly in the manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks.

The Company uses the income from operations as the measurement for the basis of performance assessment. The basis for such measurement is the same as that for the preparation of financial statements. Please refer to the consolidated statements of profit or loss and other comprehensive income for the related segment revenue and operating results.

b.	Geographic, product and major customers information were as follows:

1)	Geographic information

	Net Revenue from External Customers		Noncurrent Assets
	Years Ended December 31		December 31,
	2016	2017	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Taiwan	$125,106.7	$88,046.1	$1,027,963.2	$1,039,471.3
United States	626,434.8	635,851.7	7,515.9	7,569.8
China	82,634.1	110,201.4	44,204.9	43,574.5
Europe, the Middle East and Africa	58,112.4	69,046.8	8.1	8.3
Japan	44,373.0	60,628.0	8.5	13.1
Others	11,277.3	13,673.2	—	—

	$947,938.3	$977,447.2	$1,079,700.6	$1,090,637.0

The Company categorized the net revenue mainly based on the countries where the customers are headquartered. For geographic information in 2018, please refer to Note 26. Noncurrent assets include property, plant and equipment, intangible assets and other noncurrent assets.

2)	Product information

	Years Ended December 31
Product	2016	2017
	NT$ (In Millions)	NT$ (In Millions)
Wafer	$861,519.9	$875,461.4
Others	86,418.4	101,985.8

	$947,938.3	$977,447.2

For product information in 2018, please refer to Note 26.

3)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2016		2017		2018
	Amount	%	Amount	%	Amount	%
	NT$ (In Millions)		NT$ (In Millions)		NT$ (In Millions)
Customer A	$161,261.4	17	$220,463.1	23	$224,690.7	22
Customer B	106,541.9	11	63,805.9	7	59,149.0	6

Commencing in 2018, the Company began to break down the net revenue by geography, by product and by customer based on a new method which associates most estimated sales returns and allowances with individual sales transactions, as opposed to the previous method which allocated sales returns and allowances based on the aforementioned gross revenue. The Company believes the new method provides a more relevant breakdown than the previous one. On a comparable basis, the classifications of 2016 and 2017 have been revised accordingly.